UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Thunderstorm Capital LLC
Address:  One Federal Street
          18th Floor
          Boston, MA 02110


13F File Number:  028-12440

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John R. Dorfman
Title:  Chairman
Phone:  617-630-8000


Signature, Place and Date of Signing:


/s/ John R. Dorfman                 Boston, MA                 May 6, 2009
-----------------------      -----------------------       ---------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

     -----------------------         --------------------------------

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  49

Form 13F Information Table Value Total:   $31,589
                                        -----------
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                     FORM 13F INFORMATION TABLE



COLUMN 1                      COLUMN  2       COLUMN 3    COLUMN 4         COLUMN 5       COLUMN 6   COLUMN 7         COLUMN 8
--------------             --------------    ---------   --------    ------------------  ----------  --------   -------------------
                                                          VALUE      SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS      CUSIP     (X$1000)    PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
--------------             --------------    ---------   --------    -------  ---  ----  ----------  --------   ----   ------  ----
APACHE CORP                   COM            037411105    1050       16,390    SH           SOLE                16,390    0      0
ARCH CAP GROUP LTD            ORD            G0450A105     693       12,860    SH           SOLE                12,860    0      0
ASTRAZENECA PLC               SPONSORED ADR  046353108     357       10,070    SH           SOLE                10,070    0      0
AU OPTRONICS CORP             SPONSORED ADR  002255107     822       98,000    SH           SOLE                98,000    0      0
BALDWIN TECHNOLOGY INC        CL A           58264102       49       52,000    SH           SOLE                52,000    0      0
BERKSHIRE HATHAWAY INC DEL    CL A           084670108     260            3    SH           SOLE                     3    0      0
BERKSHIRE HATHAWAY INC DEL    CL B           084670207     223           79    SH           SOLE                    79    0      0
BOLT TECHNOLOGY CORP          COM            097698104     442       62,100    SH           SOLE                62,100    0      0
CAL MAINE FOODS INC           COM NEW        128030202     818       36,550    SH           SOLE                36,550    0      0
CERADYNE INC                  COM            156710105     805       44,425    SH           SOLE                44,425    0      0
COLUMBIA SPORTSWEAR CO        COM            198516106     741       24,775    SH           SOLE                24,775    0      0
COMMERCIAL METALS CO          COM            201723103     987       85,450    SH           SOLE                85,450    0      0
CULLEN FROST BANKERS INC      COM            229899109     949       20,226    SH           SOLE                20,226    0      0
CURTISS WRIGHT CORP           COM            231561101     610       21,750    SH           SOLE                21,750    0      0
DEVON ENERGY CORP NEW         COM            25179M103     928       20,775    SH           SOLE                20,775    0      0
FPIC INS GROUP INC            COM            302563101     452       12,200    SH           SOLE                12,200    0      0
FREIGHTCAR AMER INC           COM            357023100     163        9,270    SH           SOLE                 9,270    0      0
GARMIN LTD                    ORD            G37260109     343       16,160    SH           SOLE                16,160    0      0
GENERAL DYNAMICS CORP         COM            369550108     240        5,770    SH           SOLE                 5,770    0      0
GEVITY HR INC                 COM            374393106     881      223,100    SH           SOLE               223,100    0      0
GOLDMAN SACHS GROUP INC       COM            38141G104     425        4,010    SH           SOLE                 4,010    0      0
HUMANA INC                    COM            444859102     685       26,280    SH           SOLE                26,280    0      0
HUTCHINSON TECHNOLOGY INC     COM            448407106     317      122,100    SH           SOLE               122,100    0      0
KINETIC CONCEPTS INC          COM NEW        49460W208     921       43,587    SH           SOLE                43,587    0      0
KING PHARMACEUTICALS INC      COM            495582108     924      130,680    SH           SOLE               130,680    0      0
LADISH INC                    COM NEW        505754200    1026      141,285    SH           SOLE               141,285    0      0
LINCOLN ELEC HLDGS INC        COM            533900106     396       12,500    SH           SOLE                12,500    0      0
LINDSAY CORP                  COM            535555106    1070       39,615    SH           SOLE                39,615    0      0
MANITOWOC INC                 COM            563571108     784      239,635    SH           SOLE               239,635    0      0
MERCK & CO INC                COM            589331107     377       14,111    SH           SOLE                14,111    0      0
MICROSOFT CORP                COM            594918104     438       23,855    SH           SOLE                23,855    0      0
MOBILE TELESYSTEMS OJSC       SPONSORED ADR  607409109     731       24,430    SH           SOLE                24,430    0      0
OCEANEERING INTL INC          COM            675232102     804       21,805    SH           SOLE                21,805    0      0
OVERSEAS SHIPHOLDING GROUP I  COM            690368105     553       24,380    SH           SOLE                24,380    0      0
PEROT SYS CORP                CL A           714265105     954       74,040    SH           SOLE                74,040    0      0
PFIZER INC                    COM            717081103     389       28,590    SH           SOLE                28,590    0      0
PIPER JAFFRAY COS             COM            724078100     369       14,300    SH           SOLE                14,300    0      0
POWELL INDS INC               COM            739128106     879       24,890    SH           SOLE                24,890    0      0
ROFIN SINAR TECHNOLOGIES INC  COM            775043102     532       33,000    SH           SOLE                33,000    0      0
SAPIENT CORP                  COM            803062108      98       22,010    SH           SOLE                22,010    0      0
SCHNITZER STL INDS            CL A           806882106     961       30,610    SH           SOLE                30,610    0      0
SEABOARD CORP                 COM            811543107    1109        1,098    SH           SOLE                 1,098    0      0
TESORO CORP                   COM            881609101     594       44,100    SH           SOLE                44,100    0      0
TSAKOS ENERGY NAVIGATION LTD  SHS            G9108L108    1253       88,898    SH           SOLE                88,898    0      0
TWIN DISC INC                 COM            901476101      90       13,000    SH           SOLE                13,000    0      0
UNITED FIRE & CAS CO          COM            910331107     476       21,687    SH           SOLE                21,687    0      0
UTSTARCOM INC                 COM            918076100      11       13,720    SH           SOLE                13,720    0      0
WESTAR ENERGY INC             COM            95709T100     953       54,337    SH           SOLE                54,337    0      0
WESTERN DIGITAL CORP          COM            958102105    1657       85,660    SH           SOLE                85,660    0      0






SK 25319 0002 990638